NASDAQ

THE NASDAQ OMX GROUP

13001994

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

MAY 09 2013

Washington, DC 20549

001-35898

CERTNAS

By Electronic Mail

May 9, 2013

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on April 30, 2013 The Nasdaq Stock Market (the "Exchange") received from Capitol Acquisition Corp. II (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Units, each consisting of one share of Common Stock and one half of one Warrant
Common Stock, par value $0.0001 per share
Warrants, exercisable for Common Stock at an exercise price of $11.50 per share

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery